Changes in Accounting Policies	6 Months Ended
Jul. 31, 2020
Changes In Accounting Policies
Changes in Accounting Policies
4	Changes in accounting policies

During the period, the Group received rent concessions from a number of landlords across its retail & outlet stores as well as the its distribution centre. As such, the Group applied “practical expedients” as permitted under IFRS 16 in relation to rent concessions it received and has recognised the concessions in the income statement. The rent concessions are a temporary reduction in rent for a short period of time in relation to COVID-19. Upon review, the Group did not deem rent concessions as a modification to existing lease agreements.